Investment Portfolio	as of February 28, 2022 (Unaudited)
DWS Health and Wellness Fund
	Shares	Value ($)

Common Stocks 96.2%
Health Care 96.2%
Biotechnology 12.9%
Alnylam Pharmaceuticals, Inc.*	16,743	2,642,883
Amgen, Inc.	24,693	5,592,471
Argenx SE (ADR)*	3,423	984,831
Arvinas, Inc.*	7,530	488,019
Ascendis Pharma A/S (ADR)*	6,213	698,279
Aurinia Pharmaceuticals, Inc.*	20,198	248,435
Beam Therapeutics, Inc.* (a)	3,700	289,895
Biogen, Inc.*	7,987	1,685,337
Biohaven Pharmaceutical Holding Co., Ltd.*	11,482	1,363,028
BioMarin Pharmaceutical, Inc.*	20,242	1,581,305
Blueprint Medicines Corp.*	11,193	677,736
Celldex Therapeutics, Inc.*	14,060	420,394
Curis, Inc.*	89,569	300,056
Exact Sciences Corp.*	6,722	524,719
Fate Therapeutics, Inc.*	10,869	375,524
Gilead Sciences, Inc.	45,004	2,718,242
Global Blood Therapeutics, Inc.* (a)	28,871	871,904
Guardant Health, Inc.* (a)	7,273	481,982
Incyte Corp.*	13,679	934,276
Insmed, Inc.*	22,560	539,184
Intellia Therapeutics, Inc.*	1,968	194,537
Kymera Therapeutics, Inc.*	12,192	484,754
Mersana Therapeutics, Inc.*	30,581	134,251
Mirati Therapeutics, Inc.*	6,454	569,824
Moderna, Inc.*	5,996	920,986
Natera, Inc.*	13,691	900,183
NeoGenomics, Inc.*	23,267	498,147
Neurocrine Biosciences, Inc.*	16,537	1,486,180
Regeneron Pharmaceuticals, Inc.*	7,336	4,536,289
Seagen, Inc.*	17,153	2,210,507
Turning Point Therapeutics, Inc.*	5,973	189,105
Vertex Pharmaceuticals, Inc.*	14,521	3,340,120
Zentalis Pharmaceuticals, Inc.*	10,287	513,218
		39,396,601
Health Care Services 24.3%
agilon health, Inc.*	27,721	560,519
Anthem, Inc.	12,900	5,828,865
Centene Corp.*	45,728	3,778,047
Charles River Laboratories International, Inc.*	7,697	2,241,059
Cigna Corp.	23,202	5,516,972
Humana, Inc.	10,264	4,457,861
IQVIA Holdings, Inc.*	17,779	4,091,303
Laboratory Corp. of America Holdings*	12,366	3,354,401
McKesson Corp.	13,271	3,648,994
Phreesia, Inc.*	20,672	636,491
RadNet, Inc.*	39,287	969,210

Surgery Partners, Inc.*	23,631	1,235,192
Thermo Fisher Scientific, Inc.	22,823	12,415,712
UnitedHealth Group, Inc.	50,636	24,096,153
Veeva Systems, Inc.*	5,464	1,251,529
		74,082,308
Medical Supply & Specialty 31.1%
Abbott Laboratories	87,424	10,545,083
Agilent Technologies, Inc.	22,205	2,894,644
Alcon, Inc.	32,197	2,478,847
Align Technology, Inc.*	3,804	1,945,594
Avantor, Inc.*	69,551	2,412,724
Becton, Dickinson & Co.	9,377	2,543,793
Bio-Techne Corp.	4,275	1,792,978
Boston Scientific Corp.*	177,335	7,832,887
Danaher Corp.	24,629	6,758,444
DexCom, Inc.*	6,798	2,813,760
Edwards Lifesciences Corp.*	44,519	5,002,600
Envista Holdings Corp.* (a)	30,526	1,465,248
Health Catalyst, Inc.*	22,898	620,994
Hologic, Inc.*	54,995	3,913,994
IDEXX Laboratories, Inc.*	7,207	3,836,646
Illumina, Inc.*	5,091	1,662,721
Inari Medical, Inc.*	14,939	1,314,333
Inspire Medical Systems, Inc.*	6,289	1,534,893
Insulet Corp.*	7,632	2,020,114
Intuitive Surgical, Inc.*	19,600	5,690,468
LHC Group, Inc.*	7,766	1,057,496
Masimo Corp.*	7,827	1,232,361
Medtronic PLC	55,119	5,786,944
Nevro Corp.*	7,423	532,229
Omnicell, Inc.*	5,551	717,633
Outset Medical, Inc.*	13,553	595,925
Penumbra, Inc.*	3,740	829,308
Quanterix Corp.*	14,882	502,119
ResMed, Inc.	13,082	3,227,983
Shockwave Medical, Inc.*	3,368	596,911
Stryker Corp.	18,574	4,891,463
Tandem Diabetes Care, Inc.*	16,871	1,900,181
Teleflex, Inc.	3,849	1,294,457
West Pharmaceutical Services, Inc.	3,385	1,310,266
Zimmer Biomet Holdings, Inc.	12,447	1,583,134
		95,139,175
Pharmaceuticals 27.9%
AbbVie, Inc.	49,017	7,243,242
AstraZeneca PLC (ADR)	105,905	6,447,496
Bristol-Myers Squibb Co.	104,740	7,192,496
Eli Lilly & Co.	48,028	12,004,598
Intra-Cellular Therapies, Inc.*	6,487	359,899
Johnson & Johnson	98,064	16,138,392
Lonza Group AG (Registered)	3,474	2,414,489
Merck & Co., Inc.	58,158	4,453,739
Novo Nordisk AS (ADR)	41,600	4,282,720
Pfizer, Inc.	217,270	10,198,654
Roche Holding AG (Genusschein)	13,768	5,252,137

Sanofi (ADR)	89,637	4,701,461
Zoetis, Inc.	22,781	4,411,541
		85,100,864
Total Common Stocks (Cost $155,307,231)		293,718,948

Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $2,759,277)	2,759,277	2,759,277

Cash Equivalents 3.5%
DWS Central Cash Management Government Fund, 0.06% (b) (Cost $10,630,221)	10,630,221	10,630,221

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $168,696,729)	100.6	307,108,446
Other Assets and Liabilities, Net	(0.6)	(1,696,384)
Net Assets	100.0	305,412,062
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 are as follows:
Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
11,183,946	—	8,424,669 (d)	—	—	7,899	—	2,759,277	2,759,277
Cash Equivalents 3.5%
DWS Central Cash Management Government Fund, 0.06% (b)
4,927,004	41,305,081	35,601,864	—	—	1,771	—	10,630,221	10,630,221
16,110,950	41,305,081	44,026,533	—	—	9,670	—	13,389,498	13,389,498
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $2,708,192, which is 0.9% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.
ADR: American Depositary Receipt

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$293,718,948	$—	$—	$293,718,948
Short-Term Investments (a)	13,389,498	—	—	13,389,498
Total	$307,108,446	$—	$—	$307,108,446
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DHWF-PH3
R-080548-1 (1/23)